Non-controlling Interest in GasLog Partners (Tables)	6 Months Ended
Jun. 30, 2020
Non-controlling Interest in GasLog Partners
Schedule profit allocation

	For the three months ended		For the six months ended
Allocation of GasLog Partners’ profit(*)	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Partnership’s profit attributable to:
Common unitholders	11,329	617	23,858	7,063
General partner	232	14	487	155
Paid and accrued preference equity distributions	7,582	7,582	15,164	15,164
Total	19,143	8,213	39,509	22,382
Partnership’s profit allocated to GasLog	3,657	203	7,177	2,330
Partnership’s profit allocated to non-controlling interests	15,486	8,010	32,332	20,052
Total	19,143	8,213	39,509	22,382

* Excludes profits of GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019.